Income taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 14.5	$ 21.3
Net deferred tax liabilities	60.3	37.5
Deferred income tax liabilities, net	45.8	16.2	$ 17.1
Within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	0.1	0.1
Net deferred tax liabilities	0.9	1.2
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	14.4	21.2
Net deferred tax liabilities	59.4	36.3
Share issue and debt issue costs deferred income tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(7.1)	(9.7)
Royalty stream and working interests deferred income tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	5.6	10.7
Royalty stream and working interests deferred income tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	71.1	54.2
Non-capital deferred income tax assets loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9.5	11.2
Non-capital deferred income tax liabilities loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(5.6)	(4.4)
Investments deferred income tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	5.8	(0.1)
Other deferred income tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(0.6)	(0.6)
Other deferred income tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ (3.9)	$ (2.5)